Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Additional paid in capital				$ 1,514,700	$ 1,514,700
Aggregate liquidation preferences				775,000	775,000
Preferred stock issuance cost				21,500	21,500
Authorized share capital				$ 745	$ 745
Number of ordinary shares				70,000,000	70,000,000
Ordinary shares, par value				$ 0.01	$ 0.01
Number of preference shares				30,000,000	30,000,000
Preference shares, par value				$ 0.0015144558
Ordinary shares, issued				60,395,839	60,395,839
Preference shares liquidation preference, value	$ 250,000
Capital contribution				$ 0	$ 45,000	$ 268,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost			$ 4,400
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Preference shares, issued			11,000,000	11,000,000	11,000,000
Preference shares, rate				5.95%	5.95%
Redemption price per share			$ 25
Proceeds or share issuance			$ 270,600
Preference shares liquidation preference, value			$ 275,000
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost							$ 8,700
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Preference shares, issued				10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%	5.625%
Redemption price per share		$ 25		$ 25	$ 25
Proceeds or share issuance		$ 241,300
Preference shares liquidation preference, value							$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost	$ 8,400
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Preference shares, issued	10,000,000			10,000,000	10,000,000
Preference shares, rate	5.625%			5.625%	5.625%
Redemption price per share	$ 25			$ 25	$ 25
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance	$ 241,600